AQUISITIONS (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	May 31, 2012	Aug. 31, 2013	Aug. 31, 2013 GEOS IP [Member]	Aug. 31, 2013 Hipcricket	Feb. 28, 2013 Hipcricket
Acquisition consideration:
Patents acquired			$ 5
Fair value			4,200,000	62,800,000
Cash paid			355,000	3,000,000	3,000,000
Common stock issued, value			3,800,000	35,500,000
Common stock issued			1,860,465	11,457,359
Common stock issued, price per share			$ 2.05	$ 3.10
Common stock shares held in escrow			1,900,000
Escrow period			1 year 2 months
Assets acquired, liabilities assumed and goodwill:
Earn out payment minimum				15,000,000
Earn out payment maximum				27,500,000
Total assets acquired and liabilities assumed				25,200,000	17,426,357
Increase to the identified intangible asset	2,600,000	2,600,000	2,600,000
Total acquisition consideration				23,300,000	62,801,813
Deferred income tax liability					(10,997,717)
Current liabilities				$ 2,000,000	$ (979,087)